Long-term bank loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term bank loans		$ 505,596,127	$ 318,125,170
Current portion of long term bank loans		(144,650,678)	(82,240,161)
Total long-term bank loans		360,945,449	235,885,009
Land use right securing long-term debt		$ 210,804,040	250,459,922
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		100.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		139.00%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Restricted cash		$ 67,366,851	65,787,805
Land use right securing long-term debt		$ 249,803,342	$ 103,643,167
Loans payable, weighted average interest rate		5.45%	5.07%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 285,634,151	$ 144,154,534
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 145,153,814	144,154,534
Maturity date		Dec. 26, 2021
Stated rate		6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 72,577,645
Maturity date		Dec. 22, 2021
Stated rate		6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 30, 2021, at 6.600% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 67,902,692
Maturity date		Dec. 30, 2021
Stated rate		6.60%
Loan from Bank of China [Member] | Loan From Bank of China Due March 27, 2018, at 5.230 % per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 36,903,637	43,246,360
Maturity date		Mar. 27, 2018
Stated rate		5.23%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 15, 2018, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 10,067,312	4,612,945
Maturity date		Dec. 15, 2018
Stated rate		4.75%
Loan from Bank of Bohai [Member] | Loan from Bank of Bohai, Due March 14, 2019 at 5.415% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 42,070,146	42,525,587
Maturity date		Mar. 14, 2019
Stated rate		5.415%
Loan from Bank of Beijing [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 66,075,226	18,740,089
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due October 31, 2019 at 6.175% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 18,451,819	18,740,089
Maturity date		Oct. 31, 2019
Stated rate		6.175%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due February 14, 2020 at 4.750% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 47,623,407
Maturity date		Feb. 14, 2020
Stated rate		4.75%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 64,845,655	64,845,655
Restricted cash		37,346,481	36,471,097
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due April 26, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 13,250,000	13,250,000
Maturity date		Apr. 26, 2018
Stated rate		1.25%
Restricted cash		$ 13,484,589	13,168,517
Loan from The Bank of East Asia [Member] | Loan from Bank of East Asia, Due June 1, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 9,675,655	9,675,655
Maturity date		Jun. 01, 2018
Stated rate		1.25%
Restricted cash		$ 10,037,789	9,802,508
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 10,000,000	10,000,000
Maturity date		Jun. 05, 2018
Stated rate		1.25%
Restricted cash		$ 10,333,018	10,090,817
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 20,000,000	20,000,000
Maturity date		Aug. 15, 2018
Stated rate		1.25%
Restricted cash		$ 20,990,789	20,498,775
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2018, at 1.1% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 9,700,000	9,700,000
Maturity date		Aug. 30, 2018
Stated rate		1.10%
Restricted cash		$ 10,188,356	9,949,546
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2018, at 1.1% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 2,220,000	2,220,000
Maturity date		Sep. 19, 2018
Stated rate		1.10%
Restricted cash		$ 2,332,310	$ 2,277,642

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2017.
[2]	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$13,484,589 (December 31, 2016: US$13,168,517), US$10,037,789 (December 31, 2016: US$9,802,508), US$10,333,018 (December 31, 2016: US$10,090,817), US$20,990,789 (December 31, 2016: US$20,498,775), US$10,188,356 (December 31, 2016: US$9,949,546), and US$2,332,310 (December 31, 2016: US$2,277,642) respectively.